INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Unfavorable lease
Unfavorable lease agreements	¥ 3,924	¥ 3,924
Less: Accumulated amortization	(2,893)	(2,604)
Unfavorable lease agreements, net	¥ 1,031	¥ 1,320